Schedule IV - Mortgage Loans Held On Real Estate Schedule IV - Movement in Mortgage Loans on Real Estate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period	$ 89,762	$ 0
Additions during period:
New loans	217,014	89,295
Capitalized interest	8,546	384
Accretion of fees and other items	2,441	268
Total additions	228,001	89,947
Less: Deductions during period:
Collections of principal	(17,186)	0
Deferred fees and other items	(1,697)	(185)
Total deductions	(18,883)	(185)
Balance, end of period	$ 298,880	$ 89,762